Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,005	$ 3,575
Less: Accumulated depreciation	(1,984)	(1,201)
Property and equipment, net	2,021	2,374
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,038	588
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	326	346
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,641	$ 2,641